Allowance for Loan Losses - Company's Distribution of Risk Ratings within Held-for-Investment Loan Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	$ 1,548,509	$ 1,510,144	$ 2,137,704
Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	230,681	242,494	478,734
CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	228,191	278,651	468,442
CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	625,700	461,631	576,084
Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	68,070	70,156	64,306
Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	130,401	156,926	188,478
Home Equity Term Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	12,383	17,239	25,279
Residential Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	249,975	276,993	305,552
Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	3,108	6,054	30,829
Pass [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	1,537,389	1,474,791	1,970,521
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	227,220	235,985	415,875
Pass [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	223,695	267,018	407,486
Pass [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	625,700	451,921	550,426
Pass [Member] | Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	68,070	70,018	61,303
Pass [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	130,401	155,084	181,796
Pass [Member] | Home Equity Term Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	12,294	16,819	24,016
Pass [Member] | Residential Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	247,002	272,044	299,625
Pass [Member] | Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	3,007	5,902	29,994
Special Mention [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	5,199	12,973	64,763
Special Mention [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,926	6,304	37,064
Special Mention [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,273	6,669	17,741
Special Mention [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			9,464
Special Mention [Member] | Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			494
Substandard [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	5,921	22,380	99,807
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	535	205	25,372
Substandard [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,223	4,964	41,051
Substandard [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment		9,710	16,194
Substandard [Member] | Land and Development [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment		138	2,509
Substandard [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment		1,842	6,682
Substandard [Member] | Home Equity Term Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	89	420	1,263
Substandard [Member] | Residential Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	2,973	4,949	5,927
Substandard [Member] | Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment	$ 101	$ 152	809
Doubtful [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			2,613
Doubtful [Member] | Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			423
Doubtful [Member] | CRE Owner Occupied [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			2,164
Doubtful [Member] | Other [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Total gross loans held-for-investment			$ 26